SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Share Options
Outstanding, beginning balance	2,294,885
Granted	927,405	200,000	1,166,980
Exercised	(691,820)
Forfeited	(156,230)
Outstanding, ending balance	2,374,240	2,294,885
Vested and expected to vest	5,169,086
Exercisable	1,700,085
Weighted Average Exercise Price
Outstanding, beginning balance	$ 0.07
Granted	0.01
Exercised	0.01
Forfeited	0.06
Outstanding, ending balance	0.07	$ 0.07
Vested and expected to vest	0.28
Exercisable	$ 0.46
Weighted Average Remaining Contractual Years
Outstanding	6 years 8 months 1 day	5 years 1 month 28 days
Vested and expected to vest	4 years 25 days
Exercisable	5 years 5 months 19 days
Outstanding, Aggregate Intrinsic Value	$ 311	$ 448
Vested and expected to vest, Aggregate Intrinsic Value	685
Exercisable, Aggregate Intrinsic Value	$ 220